Average Annual Total Returns - Natixis Sustainable Future 2020 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	14.32%
Since Inception	10.41%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	5.92%
Since Inception	6.76%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.81%
Since Inception	7.10%
Inception Date	Feb. 28, 2017